Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2015
Entity Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC.
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 16, 2016
Document Effective Date	dei_DocumentEffectiveDate	Dec. 16, 2016
Prospectus Date	rr_ProspectusDate	Jun. 28, 2016
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Funds, Inc.

Supplement dated December 16, 2016
to the Statutory Prospectus dated June 28, 2016
(as supplemented on July 29, 2016)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Principal Funds Inc | Principal LifeTime Hybrid 2060 Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME HYBRID 2060 FUND
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
In the Average Annual Total Returns table, change “S&P Target Date 2055+ Index” to “S&P Target Date 2055 Index”.
Effective December 31, 2016, insert a row above “S&P Target Date 2055 Index”, and add the following:

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Effective December 31, 2016, add the following after the paragraph that begins, “After-tax returns are calculated . . .”:
Effective December 31, 2016, the Fund’s primary benchmark changed from S&P Target Date 2055 Index to the S&P Target Date 2060+ Index because of the recent availability of the index which more closely aligns with the investment approach of the Fund.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2015
Principal Funds Inc | Principal LifeTime Hybrid 2060 Fund | S&P target date 2060 plus index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2060+ Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.11%